Stockholders' Equity - Stockholders' Equity Table 2 (Details) (USD $)			6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Issuance C	Jun. 30, 2012 Issuance A	Jun. 30, 2012 Issuance B
Range of Exercise Price			$ 0.75	$ 0.275	$ 0.45
Number Outstanding (in shares)		4,100,000
Number Outstanding (in shares)				3,350,000	800,000
Option Oustanding Weighted Average Exercise Price	$ 0.75	$ 0.75	$ 0.75
Option Oustanding Weighted Average Exercise Price				$ 0.275	$ 0.45
Options Exercisable Number Exercisable (in shares)			200,422
Options Exercisable Number Exercisable (in shares)				1,152,784
Options Exercisable Weighted Average Exercise Price	$ 0.35		$ 0.75
Options Exercisable Weighted Average Exercise Price				$ 0.0275